Taxation - Schedule of Current and Deferred Portions of Income Tax Benefits Included in Consolidated Statements of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Line Items]
Deferred income tax benefits (expenses)	¥ (18,608)	$ (2,852)	¥ 14,871	¥ 50,943
Total income tax benefits (expenses)	(176,784)		(96,078)	50,943
CHINA
Income Tax Disclosure [Line Items]
Current income tax expenses applicable to China operations	(142,710)		(110,408)
Deferred income tax benefits (expenses)	(18,818)		14,871	50,943
Total income tax benefits (expenses)	(161,528)		(95,537)	¥ 50,943
Non PRC [Member]
Income Tax Disclosure [Line Items]
Current income tax expenses applicable to China operations	(15,466)		(541)
Deferred income tax benefits (expenses)	210
Total income tax benefits (expenses)	¥ (15,256)		¥ (541)